Related Party Transactions - Schedule of Reimbursement Amounts (Details) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2018	[1],[2]	Mar. 31, 2017	[1],[2]	Sep. 30, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reimbursements to EQT
Operating and maintenance expense	$ 19,460		$ 16,817			$ 77,649	[3],[4]	$ 69,255	[3],[4]	$ 69,478	[3],[4]
Selling, general and administrative expense	$ 18,998		$ 17,400			73,709	[3],[4]	72,470	[3],[4]	61,606	[3],[4]
EQT
Reimbursements from EQT
Other capital reimbursements					$ 5,200
EQT | Omnibus Agreement
Reimbursements to EQT
Operating and maintenance expense						39,957		33,526		31,310
Selling, general and administrative expense						67,424		63,255		46,149
Reimbursements from EQT
Plugging and abandonment						4		195		26
Bare steel replacement						15,704		0		6,268
Other capital reimbursements						$ 0		$ 162		$ 1,198

[1]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[2]	Operating and maintenance expense included charges from EQT of $10.5 million and $9.9 million for the three months ended March 31, 2018 and 2017, respectively. Selling, general and administrative expense included charges from EQT of $17.6 million and $16.4 million for the three months ended March 31, 2018 and 2017, respectively. See Note F.
[3]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[4]	Operating and maintenance expense included charges from EQT of $40.2 million, $34.2 million and $33.5 million for the years ended December 31, 2017, 2016 and 2015, respectively. Selling, general and administrative expense included charges from EQT of $69.7 million, $67.3 million and $55.1 million for the years ended December 31, 2017, 2016 and 2015, respectively. See Note 5.